Segment information (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Disclosure of operating segments [text block]

	03/31/2026
	Pulp	Paper	Total
Net sales	8,345,742	2,622,674	10,968,416
Domestic market (Brazil)	405,693	1,666,054	2,071,747
Foreign market	7,940,049	956,620	8,896,669
Cost of sales	(5,938,620)	(1,868,956)	(7,807,576)

Adjusted EBITDA	4,056,317	523,828	4,580,145
Adjustments to EBITDA (*)			1,643
Depreciation, depletion and amortization			(2,806,652)
Financial result			4,616,436
Net income before taxes			6,391,572

	03/31/2025
	Pulp	Paper	Total
Net sales	8,611,543	2,941,378	11,552,921
Domestic market (Brazil)	457,416	1,691,196	2,148,612
Foreign market	8,154,127	1,250,182	9,404,309
Cost of sales	(5,696,157)	(2,033,010)	(7,729,167)

Adjusted EBITDA	4,254,146	611,628	4,865,774
Adjustments to EBITDA (*)			(109,317)
Depreciation, depletion and amortization			(2,497,422)
Financial result			7,696,213
Net income before taxes			9,955,248

	03/31/2026	03/31/2025
(*) Adjustments to EBITDA
Loss from associates and joint ventures	(20,372)	(17,077)
Income (loss) on disposal and write-off of non-current assets	32,052	(46,306)
Provision/(reversals) for losses on ICMS credits (note 13.1)	13,211	(45,765)
Expenses on Asset Acquisition and Business Combinations	(15,062)
Restructuring expenses	(7,534)	(23)
Others (1)	(652)	(146)
	1,643	(109,317)

(1) It includes items with specific, non-cash and exceptional adjustments, such as: i) effective loss of the development contract advance program; and (ii) write-off of stacked wood inventory.

Disclosure of products and services [text block]

	03/31/2026	03/31/2025
Products
Market pulp (1)	8,345,742	8,611,543
Printing and writing paper (2)	1,770,639	1,879,301
Paperboard	843,550	1,051,768
Other	8,485	10,309
	10,968,416	11,552,921
(1)Net sales of fluff pulp represent 0.5% of total net sales, and therefore were included in market pulp net sales. (0.7% as at March 31, 2025).
(2)Net sales of tissue represent 6.1% of total net sales, and therefore were included in printing and writing paper net sales. (5.8% as at March 31, 2025).

Disclosure of Allocation of Goodwill Based on Expected Future Profitability to Segments	The allocation of goodwill is set out below:

	03/31/2026	12/31/2025
Pulp	7,897,051	7,897,051
Paper	290,191	290,191
	8,187,242	8,187,242